Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Intangible assets at carrying value	$ 3,799,682	$ 22,208,594
Impairment loss	15,937,533
Computer software [member]
Intangible Assets [Line Items]
Intangible assets at carrying value	492	9,927
Cannabis Distribution License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	16,073	15,264
Cannabis API manufacturing and GMP license [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value	$ 3,783,117	22,183,403
Cannabis Operator's License [Member]
Intangible Assets [Line Items]
Intangible assets at carrying value		$ 210,402
Intangible assets useful life	1 year 6 months